Risk management - Spain Real Estate Business Segment Information (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 848,915	€ 790,470	€ 790,848
Total assets	1,444,305	€ 1,339,125	€ 1,340,260
Spain | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,289
Spain | Customers excluding the public sector | Real estate operations in Spain
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 235,140